Organization and Principal Activities (Details) - Schedule of Condensed Consolidated Statements of Operations Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Etao [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Selling expenses
General and administrative expenses	(737,139,678)	(5,315,349)
Research and development expenses
Total operating expenses	(737,139,678)	(5,315,349)
Income (loss) from operations	(737,139,678)	(5,315,349)
Total other income (loss)	(158,993,531)	(3,766,000)
Profit (loss) before income tax expense	(896,133,209)	(9,081,349)
Income tax expense
Net loss from continuing business	(896,133,209)	(9,081,349)
Discontinued operation loss
Non-controlling interest (income) loss	111,656	220,177
Net loss attributed to shareholders	(896,021,553)	(8,861,172)
Other comprehensive income
Comprehensive loss	(896,021,553)	(8,861,172)
WOFE [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Selling expenses
Research and development expenses
Total operating expenses
Income (loss) from operations
Total other income (loss)
Income tax expense
Net loss from continuing business
Discontinued operation loss
Non-controlling interest (income) loss
Net loss attributed to shareholders
Other comprehensive income
Comprehensive loss
VIE [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	58,060,025	53,337,278
Cost of revenues	(39,060,362)	(37,072,061)
Gross profit	18,999,663	16,265,217
Selling expenses	(7,570,575)	(5,693,125)
General and administrative expenses	(9,306,538)	(9,763,223)
Research and development expenses	(2,129,176)	(918,631)
Total operating expenses	(19,006,289)	(16,374,978)
Income (loss) from operations	(6,627)	(109,761)
Total other income (loss)	(198,126)	(257,261)
Profit (loss) before income tax expense	(204,752)	(367,022)
Income tax expense	(657,092)	(504,111)
Net loss from continuing business	(861,845)	(871,134)
Discontinued operation loss		(631,486)
Non-controlling interest (income) loss	205,639	(179,571)
Net loss attributed to shareholders	(656,206)	(1,682,191)
Other comprehensive income	(1,465,325)	352,192
Comprehensive loss	(2,121,531)	(1,329,999)
Elimination [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Selling expenses
Research and development expenses
Total operating expenses
Income (loss) from operations
Total other income (loss)
Income tax expense
Net loss from continuing business
Discontinued operation loss
Net loss attributed to shareholders
Other comprehensive income
Comprehensive loss
Consolidated [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	58,060,025	53,337,278
Cost of revenues	(39,060,362)	(37,072,061)
Gross profit	18,999,663	16,265,217
Selling expenses	(7,570,575)	(5,693,125)
General and administrative expenses	(746,446,216)	(15,078,572)
Research and development expenses	(2,129,176)	(918,630)
Total operating expenses	(756,145,967)	(21,690,327)
Income (loss) from operations	(737,146,304)	(5,425,110)
Total other income (loss)	(159,191,657)	(4,023,261)
Profit (loss) before income tax expense	(896,337,961)	(9,448,371)
Income tax expense	(657,093)	(504,112)
Net loss from continuing business	(896,995,054)	(9,952,483)
Discontinued operation loss		(631,486)
Non-controlling interest (income) loss	317,295	40,606
Net loss attributed to shareholders	(896,677,759)	(10,543,363)
Other comprehensive income	(1,465,325)	352,192
Comprehensive loss	$ (898,143,084)	$ (10,191,171)